NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS	12 Months Ended
Dec. 31, 2020
NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS
NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS

26          NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS

This item consists of the following:

	2020
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Gross claims, Note 16(b)	1,383,344	326,183	281,627	1,991,154
Ceded claims, Note 9(b)	(138,573)	(131,444)	(13,024)	(283,041)
Net insurance claims	1,244,771	194,739	268,603	1,708,113

	2019
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims, Note 16(b)	1,001,671	524,142	326,980	1,852,793
Ceded claims, Note 9(b)	(100,432)	(208,761)	(12,182)	(321,375)
Net insurance claims	901,239	315,381	314,798	1,531,418

	2018
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims	737,982	535,003	307,182	1,580,167
Ceded claims, Note 9(b)	(101,115)	(257,072)	(9,782)	(367,969)
Net insurance claims	636,867	277,931	297,400	1,212,198

As of December 31, 2020 the net insurances claims for general insurance had a reduction mainly because of confinement dictated by the Government in the previous months of the year of 2020, see Note 2(b). Among the most affected branches are vehicle insurance, Mandatory Traffic Accident Insurance (“SOAT” by its acronym in Spanish) and personal accidents. Likewise, the increase in net insurances claims for Life Insurances was mainly due to the impact of COVID-19.